CONVERTIBLE NOTES (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		10 Months Ended
	Jan. 16, 2025	Jan. 02, 2025	Jan. 01, 2025	Nov. 02, 2024	Jan. 16, 2025	Sep. 30, 2021	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Oct. 31, 2024	Jan. 03, 2024
Short-Term Debt [Line Items]
Amortization of debt discount								$ 99,879	$ 150,000
Derivative, Loss on Derivative							$ 539,660
Transfers in or out of Level 3								0
Standby Equity Purchase Agreement [Member]
Short-Term Debt [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset							1,041,484	635,489
Derivative, Loss on Derivative								405,995
Yorkville Convertible Note [Member]
Short-Term Debt [Line Items]
Debt face value	$ 1,100,000				$ 1,100,000
Interest rate	8.00%
Convertible notes outstanding		$ 1,085,000					1,304,758
Interest rate				8.00%
Amortization of debt discount								76,555
Convertible promissory note				$ 1,304,758
Debt converted, amount converted			$ 219,758
Debt converted, interest converted, amount		$ 19,446
Debt converted, shares issued		81,877
Debt converted, conversion price per share		$ 2.92
Debt maturity date					Dec. 31, 2025
YA Note-1 [Member]
Short-Term Debt [Line Items]
Short-term debt										$ 1,235,178	$ 1,500,000
Interest rate											8.00%
Amortization of debt discount										$ 150,000
Short-term debt replaced				$ 1,235,178
License Agreement [Member] | Purple Bio Tech [Member]
Short-Term Debt [Line Items]
Debt face value						$ 1,500,000
Interest rate						5.00%
Convertible notes outstanding							$ 218,750	$ 218,750